Stock-Based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2023
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Cost of revenues	940	732	319
Sales and marketing	2,468	3,060	896
Research and development	1,788	1,419	404
General and administrative	8,471	5,806	4,694
Effect on net income	13,667	11,017	6,313

Schedule of weighted-average assumptions

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Expected dividend yield (%)	—	—	—
Expected volatility (%)	29.2	27.8	26.4
Risk-free rate (%)	2.4	0.7	0.7
Expected option life (years)	5	5	5

Schedule of stock option activity

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1
Granted	271,025	$65.03
Exercised	(90,166)	$29.38
Forfeited	(9,300)	$53.94
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5
Granted	356,014	$61.09
Exercised	(63,890)	$27.34
Forfeited	(17,970)	$52.98
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7

Vested or expected to vest at January 31, 2023	1,593,433	$45.54	4.1	$45.7

Exercisable at January 31, 2023	1,104,612	$40.35	3.5	$37.4

Summary of performance share units activity

	Options Outstanding			Options Exercisable
			Weighted
	Weighted		Average	Weighted
	Average	Number of	Remaining	Average	Number of
	Exercise	Stock	Contractual	Exercise	Stock
Range of Exercise Prices	Price	Options	Life (years)	Price	Options
$18.95 – $22.86	$21.75	148,153	0.9	$21.75	148,153
$26.24 – $27.85	$27.85	166,350	2.2	$27.85	166,350
$38.53 – $54.25	$39.53	625,310	3.7	$39.12	525,872
$56.31 – $68.49	$61.19	653,620	5.7	$61.11	264,237
	$45.54	1,593,433	4.1	$40.35	1,104,612

Schedule of Non vested share activity

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2021	501,655	$9.52
Granted	271,025	$16.77
Vested	(300,527)	$11.42
Forfeited	(9,300)	$13.54
Balance at January 31, 2022	462,853	$13.16
Granted	356,014	$18.47
Vested	(313,186)	$13.72
Forfeited	(16,860)	$3.71
Balance at January 31, 2023	488,821	$16.11

Schedule of performance share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0
Granted	77,441	$88.11
Performance units issued	44,296	$36.63
Exercised	(100,072)	$9.66
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4
Granted	97,991	$64.98
Performance units issued	39,704	$54.34
Exercised	—	—
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9

Vested or expected to vest at January 31, 2023	915,233	$38.41	4.5	$67.9

Exercisable at January 31, 2023	654,467	$26.77	3.1	$48.6

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2
Granted	50,099	$65.33
Exercised	(71,314)	$7.14
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3
Granted	63,651	$61.53
Exercised	—	—
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2

Vested or expected to vest at January 31, 2023	474,631	$32.44	4.7	$35.2

Exercisable at January 31, 2023	415,496	$28.26	4.1	$30.8

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2021	38,628	1.5
Granted	12,776
Vested and settled in cash	(26,755)
Forfeited	(221)
Balance at January 31, 2022	24,428	1.4
Granted	7,948
Vested and settled in cash	(17,719)
Forfeited	(74)
Balance at January 31, 2023	14,583	1.4

Non-vested at January 31, 2023	14,583	1.4